Business Acquisition - Additional Information (Details) $ in Thousands, $ in Thousands					4 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2026 CAD ($) shares	May 31, 2025 USD ($)	May 31, 2025 CAD ($)	Dec. 01, 2024 CAD ($) shares	Mar. 31, 2025 CAD ($)	Mar. 31, 2026 CAD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($) shares	Mar. 31, 2025 CAD ($)	May 31, 2025 CAD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 2,704				$ 5,359	$ 2,704		$ 2,704	$ 5,359
Impairment loss								(36,223)	(5,144)
ERP-CAN
Disclosure of detailed information about business combination [line items]
ImpairmentLossRecognised on Datum Transaction	$ 3,100					3,100		3,100
Impairment loss								(9,723)	(5,144)
Impairment loss recognised in profit or loss, intangible assets and goodwill								1,805
Medivra Holdings LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	24.50%
Liquidity risk
Disclosure of detailed information about business combination [line items]
Financial liabilities	$ 189,078				182,603	189,078		189,078	182,603
Contingent consideration | Liquidity risk
Disclosure of detailed information about business combination [line items]
Financial liabilities	6,548				6,353	6,548		6,548	$ 6,353
eVerge Intersts, Inc.
Disclosure of detailed information about business combination [line items]
Consideration paid		$ 23,500	$ 32,292
Cash consideration	10,385					10,385		10,385		$ 10,385
Working capital adjustment to be settled in cash	389					389		389		0
Holdback presented in accounts payable and accrued liabilities	797					797		797		797
Contingent consideration	2,534					2,534		2,534		4,815
Acquisition-related costs							$ 883
Revenue from business acquired						25,364
Profit (loss) from business acquired						(5,713)
Amortisation expense						(4,262)
Integration Costs Since Acquisition Date						(969)
Change in Fair Value of Contingent Consideration Since Acquisition Date						(3,270)
Interest accretion						(613)
Acquisition related costs						(883)
Revenue as if combination occurred at beginning of period								483,642
Profit as if combination occurred at beginning of period								(36,626)
eVerge Intersts, Inc. | Contingent consideration | Liquidity risk
Disclosure of detailed information about business combination [line items]
Discount rate, contingent consideration		17.80%	17.80%
eVerge Intersts, Inc. | Purchase consideration
Disclosure of detailed information about business combination [line items]
Consideration paid		$ 20,640	$ 28,363
Cash consideration		7,557								10,385
Working capital adjustment to be settled in cash		283								389
Holdback presented in accounts payable and accrued liabilities		580								797
Deferred cash consideration		7,520								10,334
Deferred Cash Consideration Installement		3,760								5,167
eVerge Intersts, Inc. | Purchase consideration | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 4,700								$ 6,458
XRM Vision Inc. (a)
Disclosure of detailed information about business combination [line items]
Consideration paid				$ 34,384
Cash consideration	7,377			7,377		7,377		7,377
Working capital adjustment to be settled in cash	632			0		632		632
Contingent consideration	5,104			9,759		5,104		5,104
Acquisition-related costs								1,084
Revenue from business acquired					4,662
Profit (loss) from business acquired					(2,738)
Amortisation expense					(712)
Interest accretion					(450)
Acquisition related costs					(1,084)
Revenue as if combination occurred at beginning of period								484,523
Profit as if combination occurred at beginning of period								2,723
Issuance of stock, business combination	2,875			$ 2,875		2,875		2,875
Contingent consideration, future financial performance, consecutive period				12 months
Contingent consideration, future financial performance, period				18 months
Estimated financial effect of contingent liabilities	7,260					7,260		7,260
Borrowings recognised as of acquisition date				$ 829
Settled liabilities, borrowings recognised in business combination					333
Share-based compensation					$ (770)
XRM Vision Inc. (a) | Contingent consideration | Liquidity risk
Disclosure of detailed information about business combination [line items]
Discount rate, contingent consideration				15.70%
Financial liabilities	$ 6,353					$ 6,353		$ 6,353
XRM Vision Inc. (a) | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 12,000
XRM Vision Inc. (a) | Purchase consideration
Disclosure of detailed information about business combination [line items]
Consideration paid				30,009
Cash consideration				7,377
Working capital adjustment to be settled in cash				632
Deferred cash consideration				8,625
Issuance of stock, business combination				$ 2,875
Deferred consideration, payout period				3 years
XRM Vision Inc. (a) | Purchase consideration | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Number of instruments issued (in shares) | shares				1,724,550
XRM Vision Inc. (a) | Purchase consideration | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 10,500
Contingent consideration, cash				9,000
Contingent consideration, issuance of shares				1,500
XRM Vision Inc. (a) | Other consideration
Disclosure of detailed information about business combination [line items]
Consideration paid				4,375
Issuance of stock, business combination				$ 2,875
Number of instruments issued (in shares) | shares				1,724,553
Contingent consideration, issuance of shares, period							3 years	3 years
XRM Vision Inc. (a) | Other consideration | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Number of instruments issued (in shares) | shares	1,532,936			1,724,553		1,532,936		1,532,936
Earn-out consideration, weighted average share price, training days							15 days	15 days
Earn-out consideration, number of business days prior to the payment date							2 days	2 days
Earn-out consideration, settlement period							18 months	18 months
XRM Vision Inc. (a) | Other consideration | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration, issuance of shares				$ 1,500
Datum Consulting Group, LLC (b)
Disclosure of detailed information about business combination [line items]
Consideration paid								$ 5,778
Datum Consulting Group, LLC (b) | Purchase consideration
Disclosure of detailed information about business combination [line items]
Working capital adjustment to be settled in cash	$ 3,277					$ 3,277		3,277
Issuance of stock, business combination	$ 2,501					$ 2,501		$ 2,501